UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-7987

                                    Dean Family of Funds_________
                           (Exact name of registrant as specified in charter)

_____________2480 Kettering Tower, Dayton OH,____________45423_________________
              (Address of principal executive offices)     (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
 (Name and address of agent for service)

Registrant's telephone number, including area code:     800-327-3656


Date of fiscal year end:   3/31

Date of reporting period:  12/31/04



Item 1. Schedule of Investments.


DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

    Shares         COMMON STOCKS - 99.79%                                                              Value

                   Agents, Brokers & Services - 3.77%
         4,500     Hartford Financial Services Group, Inc.                                                 $ 311,895
                                                                                               ----------------------

                   Cable & Other Pay Services - 5.12%
         6,500     Comcast Corp. *                                                                           216,320
         5,700     Viacom, Inc.                                                                              207,423
                                                                                               ----------------------
                                                                                                             423,743
                                                                                               ----------------------

                   Computer & Office Equipment - 3.81%
         3,200     International Business Machines Corp.                                                     315,456
                                                                                               ----------------------

                   Drilling Oil & Gas Wells - 2.71%
         5,300     Transocean, Inc. *                                                                        224,667
                                                                                               ----------------------

                   Electronic Connectors - 2.12%
         4,900     Tyco International Ltd.                                                                   175,126
                                                                                               ----------------------

                   Electronic & Other Electrical Equipment  - 3.53%
         8,000     General Electric Co.                                                                      292,000
                                                                                               ----------------------

                   Federal & Federally Sponsored Credit Agencies - 4.30%
         5,000     Fannie Mae                                                                                356,050
                                                                                               ----------------------

                   Finance Services - 2.35%
         3,500     Morgan Stanley                                                                            194,320
                                                                                               ----------------------

                   Fire, Marine & Casualty Insurance - 3.17%
         4,000     American International Group, Inc.                                                        262,680
                                                                                               ----------------------

                   Grain Mill Products - 2.70%
         4,500     General Mills, Inc.                                                                       223,695
                                                                                               ----------------------

                   Instruments for Measuring & Testing of Electricity & Electrical Signals - 2.62%
         9,000     Agilent Technologies, Inc. *                                                              216,900
                                                                                               ----------------------

                   Insurance Agents, Brokers & Services - 1.39%
         3,500     Marsh & McLennan Companies, Inc.                                                          115,150
                                                                                               ----------------------

                   Malt Beverages - 2.45%
         4,000     Anheuser-Busch Co., Inc.                                                                  202,920
                                                                                               ----------------------

                   Millwood, Veneer, Plywood & Structural Wood Members - 2.12%
         4,800     Masco Corp.                                                                               175,344
                                                                                               ----------------------

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited) (Continued)

    Shares         COMMON STOCKS - 99.79% - continued                                                  Value

                   National Commercial Banks - 11.65%
         4,800     Bank of America Corp.                                                                   $ 225,552
         7,000     Citigroup, Inc.                                                                           337,260
         5,000     J.P. Morgan Chase & Co.                                                                   195,050
         2,800     SunTrust Banks, Inc.                                                                      206,864
                                                                                               ----------------------
                                                                                                             964,726
                                                                                               ----------------------

                   Petroleum Refining - 4.23%
         6,000     BP, PLC-SPONS ADR (a)                                                                     350,400
                                                                                               ----------------------

                   Pharmaceutical Preparations - 3.25%
        10,000     Pfizer, Inc.                                                                              268,900
                                                                                               ----------------------

                   Radio & TV Broadcasting & Communication Equipment - 2.08%
        10,000     Motorola, Inc.                                                                            172,000
                                                                                               ----------------------

                   Radiotelephone Communications - 5.43%
         3,000     Dominion Resources, Inc.                                                                  203,220
         9,000     Vodafone Group PLC-SP ADR (a)                                                             246,420
                                                                                               ----------------------
                                                                                                             449,640
                                                                                               ----------------------

                   Railroads, Line-Hauling - 5.81%
         4,000     Norfolk Southern                                                                          144,760
         5,000     Union Pacific Corp.                                                                       336,250
                                                                                               ----------------------
                                                                                                             481,010
                                                                                               ----------------------

                   Retail-Building Materials, Hardware, Garden Supply - 2.53%
         4,700     The Sherwin-Williams Co.                                                                  209,761
                                                                                               ----------------------

                   Retail-Department Stores - 2.79%
         4,000     Federated Department Stores                                                               231,160
                                                                                               ----------------------

                   Retail-Drug Stores & Proprietary Stores - 4.62%
         8,500     CVS Corp.                                                                                 383,095
                                                                                               ----------------------

                   Retail-Family Clothing Stores - 3.34%
        11,000     TJX Companies, Inc.                                                                       276,430
                                                                                               ----------------------

                   Retail - Grocery Stores - 4.90%
        13,000     Kroger Co. *                                                                              228,020
         9,000     Safeway, Inc. *                                                                           177,660
                                                                                               ----------------------
                                                                                                             405,680
                                                                                               ----------------------

                   Retail-Lumber & Other Building Materials Dealers - 2.06%
         4,000     Home Depot, Inc.                                                                          170,960
                                                                                               ----------------------

                   Semiconductors & Related Devices - 2.92%
         1,104     Freescale Semiconductor *                                                                  20,269
         9,000     Texas Instruments, Inc.                                                                   221,580
                                                                                               ----------------------
                                                                                                             241,849
                                                                                               ----------------------

DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 - (Unaudited) (continued)

    Shares         COMMON STOCKS - 99.79% - continued                                                  Value

                   State Commercial Banks - 2.02%
         3,400     State Street Corp.                                                                  $     167,008
                                                                                               ----------------------

                   TOTAL COMMON STOCKS (Cost $7,105,563)                                               $   8,262,565
                                                                                               ----------------------

                   MONEY MARKET SECURITIES - 0.43%
        36,146     First American Treasury Obligation Fund, Class S                                    $      36,146
                                                                                               ----------------------

                   TOTAL MONEY MARKET SECURITIES (Cost $36,146)                                        $      36,146
                                                                                               ----------------------

                   TOTAL INVESTMENTS (Cost $7,141,709) - 100.22%                                       $   8,298,711
                                                                                               ----------------------

                   Liabilities in excess of other assets - (0.22)%                                           (18,531)
                                                                                               ----------------------

                   TOTAL NET ASSETS - 100.00%                                                            $ 8,280,180
                                                                                               ======================


* Non-income producing securities.
 (a)  American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

 Income Tax Information
 At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $7,141,709.
 Net unrealized appreciation aggregated $1,157,002, of which $1,274,305 related to appreciated investment securities and $117,303 related to depreciated investment securities.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

   Shares         COMMON STOCKS - 99.62%                                                                Value

                  Agriculture Chemicals - 1.90%
        4,500     The Scotts Co. *                                                                         $ 330,840
                                                                                                 --------------------

                  Air Transportation - 3.72%
       28,000     Continental Airlines, Inc. *                                                               379,120
       25,000     Airtran Holdings, Inc. *                                                                   267,500
                                                                                                 --------------------
                                                                                                             646,620
                                                                                                 --------------------

                  Apparel & Other Finished Products of Fabric & Similar Materials  - 1.84%
       40,000     Playtex Products, Inc. *                                                                   319,600
                                                                                                 --------------------

                  Ball & Roller Bearings  - 1.95%
       13,000     Timken Co.                                                                                 338,260
                                                                                                 --------------------

                  Cookies & Crackers - 1.97%
        7,000     J & J Snack Foods Corp.                                                                    343,210
                                                                                                 --------------------

                  Draining & Insulating of Nonferrous Wire - 1.72%
       22,000     Andrew Corp *                                                                              299,860
                                                                                                 --------------------

                  Drilling Oil & Gas Wells - 1.79%
       12,000     Rowan Co., Inc. *                                                                          310,800
                                                                                                 --------------------

                  Electric Services - 1.47%
       10,000     Otter Tail Corp.                                                                           255,300
                                                                                                 --------------------

                  Electrical Work - 2.03%
        7,800     EMCOR Group, Inc. *                                                                        352,404
                                                                                                 --------------------

                  Electronic Components & Accessories - 1.38%
       16,000     Vishay Intertechnology, Inc. *                                                             240,320
                                                                                                 --------------------

                  Farm Machinery & Equipment - 1.76%
       14,000     AGCO Corp. *                                                                               306,460
                                                                                                 --------------------

                  Fire, Marine & Casualty Insurance - 1.92%
       14,000     Harleysville Group, Inc.                                                                   334,180
                                                                                                 --------------------

                  Footwear - 3.04%
        7,000     Brown Shoe Co., Inc.                                                                       208,810
       11,000     K-Swiss, Inc.                                                                              320,320
                                                                                                 --------------------
                                                                                                             529,130
                                                                                                 --------------------

                  Gold & Silver Ores - 1.13%
       50,000     Coeur D'Alene *                                                                            196,500
                                                                                                 --------------------

                  Heating Equipment, except Electric & Warm Air, & Plumbing Fixtures - 2.00%
       40,000     Jacuzzi Brands, Inc. *                                                                     348,000
                                                                                                 --------------------

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 - (Unaudited) (Continued)

   Shares         COMMON STOCKS - 99.62% - continued                                                    Value

                  Industrial Trucks, Tractors, Trailers & Stackers - 1.64%
        6,000     Terex Corp. *                                                                            $ 285,900
                                                                                                 --------------------

                  Leisure Durables & Toys - 1.86%
       24,000     Callaway Golf, Inc.                                                                        324,000
                                                                                                 --------------------

                  Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.71%
       10,000     Quiksilver, Inc. *                                                                         297,900
                                                                                                 --------------------

                  Miscellaneous Chemical Products - 1.88%
       22,000     Hercules, Inc. *                                                                           326,700
                                                                                                 --------------------

                  Miscellaneous Electrical Machinery, Equipment & Supplies - 1.76%
       10,000     Rayovac Corp. *                                                                            305,600
                                                                                                 --------------------

                  Miscellaneous Plastics Products - 1.71%
       11,000     Spartech Corp.                                                                             297,990
                                                                                                 --------------------

                  Miscellaneous Sporting Goods Stores - 1.53%
       10,000     Hibbett Sporting Goods, Inc.                                                               266,100
                                                                                                 --------------------

                  Motor Vehicle Parts & Accessories - 1.50%
        9,000     Superior Industries International, Inc.                                                    261,450
                                                                                                 --------------------

                  National Commercial Banks - 2.45%
       10,000     First Community Bancorp                                                                    427,000
                                                                                                 --------------------

                  Natural Gas & Transmission & Distribution - 1.31%
        8,000     Oneok, Inc.                                                                                227,360
                                                                                                 --------------------

                  Office Machines - 1.77%
       16,000     Nam Tai Electronics, Inc.                                                                  308,000
                                                                                                 --------------------

                  Oil & Gas Field Machinery & Equipment - 1.79%
       14,000     Gulfmark Offshore, Inc. *                                                                  311,780
                                                                                                 --------------------

                  Paperboard Containers & Boxes - 1.61%
        5,000     Greif, Inc. Cl A                                                                           280,000
                                                                                                 --------------------

                  Paper Mills - 1.76%
       20,000     Glatfelter                                                                                 305,600
                                                                                                 --------------------

                  Pharmaceutical Preparations  - 2.87%
       13,500     Andrx Corp. *                                                                              294,705
        6,000     Taro Pharmaceutical Industries *                                                           204,180
                                                                                                 --------------------
                                                                                                             498,885
                                                                                                 --------------------

                  Plastic Mail, Synthetic Resin/Rubber, Cellulose  - 1.70%
       25,000     Crompton Corp.                                                                             295,000
                                                                                                 --------------------

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 - (Unaudited) (Continued)

   Shares         COMMON STOCKS - 99.62% - continued                                                    Value

                  Plastic Materials, Synth Resins & Nonvulcan Elastomers  - 0.99%
        4,000     Rogers Corp. *                                                                           $ 172,400
                                                                                                 --------------------

                  Pulp Mills - 0.98%
       10,000     Pope & Talbot Inc.                                                                         171,100
                                                                                                 --------------------

                  Radio Broadcasting Stations - 1.58%
       17,000     Citadel Broadcasting Corp. *                                                               275,060
                                                                                                 --------------------

                  Radio & TV Broadcasting & Communications Equipment - 3.22%
        8,500     Comtech Telecommunications *                                                               319,685
       17,000     Spectralink Corp.                                                                          241,060
                                                                                                 --------------------
                                                                                                             560,745
                                                                                                 --------------------

                  Retail-Computer & Computer Software Stores - 0.44%
        3,399     Gamestop Corp. *                                                                            76,172
                                                                                                 --------------------

                  Retail-Grocery Stores - 2.26%
        2,000     Arden Group, Inc.                                                                          200,949
        5,000     Weis Markets, Inc.                                                                         192,850
                                                                                                 --------------------
                                                                                                             393,799
                                                                                                 --------------------

                  Retail-Miscellaneous Shopping Goods Stores - 1.48%
        8,000     Barnes & Noble, Inc.                                                                       258,160
                                                                                                 --------------------

                  Rolling, Drawing & Extruding of Nonferrous Metals - 1.16%
       10,000     Tredegar Corp.                                                                             202,100
                                                                                                 --------------------

                  Savings Institution, Federally Chartered - 3.61%
       11,500     BankUnited Financial Corp. *                                                               367,425
       11,500     Flagstar Bancorp, Inc.                                                                     259,900
                                                                                                 --------------------
                                                                                                             627,325
                                                                                                 --------------------
                  Semiconductors & Related Devices - 2.26%
       14,000     Photronics, Inc. *                                                                         231,000
       14,000     Zoran Corp. *                                                                              162,120
                                                                                                 --------------------
                                                                                                             393,120
                                                                                                 --------------------

                  Services - Computer Programming, Data Processing, Etc.  - 1.09%
       12,000     Per-Se Technologies, Inc. *                                                                189,960
                                                                                                 --------------------

                  Services - Prepackaged Software - 3.96%
       25,000     MAPICS, Inc. *                                                                             263,750
       10,000     SS&C Technologies, Inc.                                                                    206,500
       11,000     Sybase, Inc. *                                                                             219,450
                                                                                                 --------------------
                                                                                                             689,700
                                                                                                 --------------------

                  Services - Video Tape Rental - 1.75%
       16,000     Movie Gallery, Inc.                                                                        305,120
                                                                                                 --------------------

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 - (Unaudited) (Continued)

   Shares         COMMON STOCKS - 99.62% - continued                                                    Value

                  Special Industry Machinery - 1.53%
        9,000     Cymer, Inc. *                                                                            $ 265,860
                                                                                                 --------------------

                  State Commercial Bank - 6.29%
       10,000     Cathay General Bancorp                                                                     375,000
       12,000     Central Pacific Financial Corp.                                                            434,040
       20,000     Sterling Bancshares Corp.                                                                  285,400
                                                                                                 --------------------
                                                                                                           1,094,440
                                                                                                 --------------------

                  Surety Insurance - 1.56%
        4,500     Triad Guaranty, Inc. *                                                                     272,160
                                                                                                 --------------------

                  Television Broadcasting Stations - 1.69%
       19,000     Gray Television, Inc. Cl A                                                                 294,500
                                                                                                 --------------------

                  Water Transportation - 2.25%
       11,000     Tidewater, Inc.                                                                            391,710
                                                                                                 --------------------

                  Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.24%
        8,500     Nu Skin Enterprises, Inc.                                                                  215,730
                                                                                                 --------------------

                  Wholesale-Electronic Parts & Equipment - 1.81%
       20,000     Audiovox Corp., Cl A*                                                                      315,600
                                                                                                 --------------------

                  TOTAL COMMON STOCKS (Cost $14,261,187)                                                $ 17,335,510
                                                                                                 --------------------

                  MONEY MARKET SECURITIES - 0.51%
       88,357     First American Treasury Obligation Fund - Class A                                     $     88,357
                                                                                                 --------------------

                  TOTAL MONEY MARKET SECURITIES (Cost $88,357)                                          $     88,357
                                                                                                 --------------------

                  TOTAL INVESTMENTS (Cost $14,349,544) - 100.13%                                        $ 17,423,867
                                                                                                 --------------------

                  Liabilities in excess of cash and other assets - (0.13)%                                   (21,600)
                                                                                                 --------------------

                  TOTAL NET ASSETS - 100.00%                                                            $ 17,402,267
                                                                                                 ====================


* Non-income producing securities.

 Income Tax Information
 At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $14,349,544.
 Net unrealized appreciation aggregated $3,074,323, of which $3,404,006 related to appreciated investment securities and $329,683 related to depreciated investment securities.

DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

    Shares         COMMON STOCKS - 69.59%                                                                  Value

                   Agents, Brokers & Services - 3.94%
         4,500     Hartford Financial Services Group, Inc.                                                  $ 311,895
                                                                                                      ----------------

                   Cable & Other Pay Television Services - 2.76%
         2,500     Comcast Corp. *                                                                             83,200
         3,700     Viacom, Inc.                                                                               134,643
                                                                                                      ----------------
                                                                                                              217,843
                                                                                                      ----------------

                   Computer & Office Equipment - 2.59%
         2,075     International Business Machines Corp.                                                      204,553
                                                                                                      ----------------

                   Drilling Oil & Gas Wells - 1.61%
         3,000     Transocean, Inc. *                                                                         127,170
                                                                                                      ----------------

                   Electronic Connectors - 1.67%
         3,693     Tyco International Ltd.                                                                    131,988
                                                                                                      ----------------

                   Electronic & Other Electrical Equipment -  1.85%
         4,000     General Electric                                                                           146,000
                                                                                                      ----------------

                   Federal & Federally Sponsored Credit Agencies - 2.97%
         3,300     Fannie Mae                                                                                 234,993
                                                                                                      ----------------

                   Finance Services - 1.62%
         2,300     Morgan Stanley                                                                             127,696
                                                                                                      ----------------

                   Fire, Marine & Casualty Insurance - 3.07%
         3,700     American International Group, Inc.                                                         242,979
                                                                                                      ----------------

                   Grain Mill Products - 2.52%
         4,000     General Mills, Inc.                                                                        198,840
                                                                                                      ----------------

                   Instruments for Measuring & Testing Electricity & Electrical Signals- 1.83%
         6,000     Agilent Technologies, Inc. *                                                               144,600
                                                                                                      ----------------

                   Insurance Agents, Brokers & Services - 1.41%
         3,400     Marsh & McLennan Companies, Inc.                                                           111,860
                                                                                                      ----------------

                   Malted Beverage - 1.03%
         1,600     Anheuser-Busch Co., Inc.                                                                    81,168
                                                                                                      ----------------

                   National Commercial Banks - 8.81%
         3,400     Bank of America Corp.                                                                      159,766
         4,700     Citigroup, Inc.                                                                            226,446
         4,350     J.P. Morgan Chase & Co.                                                                    169,694
         1,900     SunTrust Banks, Inc.                                                                       140,372
                                                                                                      ----------------
                                                                                                              696,278
                                                                                                      ----------------

                   Petroleum Refining - 2.44%
         3,300     BP, PLC-SPONS ADR (a)                                                                      192,720
                                                                                                      ----------------


DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 - (Unaudited) (Continued)

    Shares         COMMON STOCKS - 69.59% - continued                                                      Value

                   Pharmaceutical Preparations - 2.18%
         6,400     Pfizer, Inc.                                                                             $ 172,096
                                                                                                      ----------------

                   Radio & TV Broadcasting & Communication Equipment - 1.96%
         9,000     Motorola, Inc.                                                                             154,800
                                                                                                      ----------------

                   Radiotelephone Communications - 4.44%
         3,000     Dominion Resources, Inc.                                                                   203,220
         5,400     Vodafone Group PLC-SP ADR (a)                                                              147,852
                                                                                                      ----------------
                                                                                                              351,072
                                                                                                      ----------------

                   Railroads, Line-Hauling - 4.28%
         3,400     Norfolk Southern                                                                           123,046
         3,200     Union Pacific Corp.                                                                        215,200
                                                                                                      ----------------
                                                                                                              338,246
                                                                                                      ----------------

                   Retail-Building Materials, Hardware, Garden Supply - 2.26%
         4,000     The Sherwin-Williams Co.                                                                   178,520
                                                                                                      ----------------

                   Retail-Department Stores - 2.19%
         3,000     Federated Department Stores                                                                173,370
                                                                                                      ----------------

                   Retail-Drug Stores & Proprietary Stores - 2.97%
         5,200     CVS Corp.                                                                                  234,364
                                                                                                      ----------------

                   Retail-Family Clothing Stores - 1.59%
         5,000     TJX Companies, Inc.                                                                        125,650
                                                                                                      ----------------

                   Retail-Grocery Stores - 2.61%
         5,000     Kroger Co. *                                                                                87,700
         6,000     Safeway, Inc. *                                                                            118,440
                                                                                                      ----------------
                                                                                                              206,140
                                                                                                      ----------------

                   Retail-Lumber & Other Building Materials Dealers - 1.51%
         2,800     Home Depot, Inc.                                                                           119,672
                                                                                                      ----------------

                   Semiconductors & Related Devices - 2.10%
           993     Freescale Semiconductor *                                                                   18,231
         6,000     Texas Instruments, Inc.                                                                    147,720
                                                                                                      ----------------
                                                                                                              165,951
                                                                                                      ----------------

                   State Commercial Banks - 1.37%
         2,200     State Street Corp.                                                                         108,064
                                                                                                      ----------------

                   TOTAL COMMON STOCKS (Cost $4,787,104)                                                  $ 5,498,528
                                                                                                      ----------------


DEAN BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 - (Unaudited) (Continued)

   Principal
     Value         FIXED INCOME OBLIGATIONS - 29.00%                                                       Value

     $ 150,000     Bank of America Corp., 7.400%, 01/15/11                                              $     173,972
       150,000     Commercial Credit Co., 6.625%, 06/01/15                                                    166,721
       150,000     Cox Radio, Inc., 6.375%, 05/15/05                                                          151,415
       200,000     Fannie Mae, 7.125%, 03/15/07                                                               216,164
       200,000     Fannie Mae, 5.75%, 06/15/05                                                                202,819
       300,000     New Plan Excel, 7.40%, 09/15/09                                                            335,597
       300,000     U.S. Treasury Notes, 6.500%, 05/15/05                                                      304,476
       200,000     U.S. Treasury Notes, 6.00%, 08/15/09                                                       220,641
       300,000     U.S. Treasury Notes, 6.125%, 08/15/07                                                      322,055
       200,000     U.S. Treasury Notes, 1.875%, 01/31/06                                                      198,141
                                                                                                      ----------------

                   TOTAL FIXED INCOME OBLIGATIONS (Cost $2,233,777)                                       $ 2,292,001
                                                                                                      ----------------



    Shares         MONEY MARKET SECURITIES - 1.07%
         84,425    First American Treasury Obligation Funds - Class A                                     $    84,425
                                                                                                      ----------------

                   TOTAL MONEY MARKET SECURITIES (Cost $84,425)                                           $    84,425
                                                                                                      ----------------

                   TOTAL INVESTMENTS (Cost $7,105,306) - 99.66%                                           $ 7,874,954
                                                                                                      ----------------

                   Other assets less liabilities - 0.34%                                                       26,714
                                                                                                      ----------------

                   TOTAL NET ASSETS - 100.00%                                                             $ 7,901,668
                                                                                                      ================


* Non-income producing securities.
 (a)  American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

 Income Tax Information
 At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $7,105,306.
 Net unrealized appreciation aggregated $769,648, of which $913,385 related to appreciated investment securities and $143,737 related to depreciated investment securities.

 DEAN INTERNATIONAL FUND
 SCHEDULE OF INVESTMENTS
 December 31, 2004 (Unaudited)

   Shares       COMMON STOCKS - 97.85%                                                           Value

                Australia - 2.11%
      69,782    Multiplex Group                                                              $       297,573
                                                                                            ----------------


                Austria - 0.85%
        2,241   Erste Bank der Oesterreichischen Sparkassen AG *                                     119,711
                                                                                            ----------------

                Belgium - 2.70%
        4,380   Belgacom *                                                                           189,322
        2,500   KBC Bankverzekeringsholding *                                                        191,994
                                                                                            ----------------
                                                                                                     381,316
                                                                                            ----------------

                Brazil - 5.63%
        5,500   All America Latina Logist-PR                                                         163,592
        4,242   Brasil Telecom Participacoes S.A. ADR (b)                                            161,832
        8,800   Natura Cosmeticos S.A.                                                               256,777
        5,840   Petroleo Brasileiros ADR (b)                                                         211,466
                                                                                            ----------------
                                                                                                     793,667
                                                                                            ----------------

                Canada - 4.98%
      4,300     Bank of Nova Scotia                                                                 146,061
      2,600     Canadian National Railway Co.                                                       158,556
      3,754     Dofasco, Inc.                                                                       142,240
      2,023     Encana Corp.                                                                        115,484
     30,200     Oncolytics Biotech, Inc. *                                                          139,885
                                                                                            ----------------
                                                                                                    702,226
                                                                                            ----------------

                Chile - 0.37%
      1,800     Corpbanca ADR (b)                                                                    51,660
                                                                                            ----------------

                France - 7.86%
      6,848     Arcelor NPV                                                                         157,959
      1,890     BNP Paribas                                                                         136,927
      7,201     France Telecom *                                                                    238,435
      2,550     Sanofi-Aventis *                                                                    203,806
        922     Total Fina Elf S.A.                                                                 201,394
      1,265     Vinci S.A. *                                                                        169,882
                                                                                            ----------------
                                                                                                  1,108,403
                                                                                            ----------------

                Germany - 2.80%
      1,715     BASF AG *                                                                           123,363
      1,216     Celesio AG                                                                           98,675
      3,900     Deutsche Postbank AG                                                                172,179
                                                                                            ----------------
                                                                                                     394,217
                                                                                            ----------------

                Greece - 2.53%
      6,600     EFG Eurobank Ergasias *                                                             226,788
      4,670     Public Power Corp.                                                                  130,762
                                                                                            ----------------
                                                                                                    357,550
                                                                                            ----------------
                Hong Kong - 0.15%
     16,000     China Netcom GRP Corp. HK Ltd. *                                                     21,717
                                                                                            ----------------

 DEAN INTERNATIONAL FUND
 SCHEDULE OF INVESTMENTS
 December 31, 2004 - (Unaudited) (Continued)

   Shares       COMMON STOCKS - 97.85% - continued                                               Value

                India - 1.31%
      7,787     Reliance Industries-GDR (c)                                                    $ 184,552
                                                                                            ----------------

                Indonesia - 3.05%
    704,000     Bank Central Asia                                                                   225,629
    286,500     HM Sampoerna Tbk PT                                                                 205,249
                                                                                            ----------------
                                                                                                     430,878
                                                                                            ----------------

                Italy - 5.27%
      3,200     Assicurazioni Generali *                                                            108,609
     15,800     Enel S.p.A.                                                                         155,273
      3,140     Eni S.p.A. *                                                                         78,617
     79,633     Telecom Italia S.p.A. *                                                             258,697
     24,700     Unicredito Italiano S.p.A *                                                         142,016
                                                                                            ----------------
                                                                                                    743,212
                                                                                            ----------------

                Japan - 10.50%
      2,350     ACOM Co., Ltd.                                                                      175,900
     21,000     Hitachi Ltd. *                                                                      145,506
         25     Japan Retail Fund                                                                   211,037
      3,400     JFE Holdings Inc.                                                                    97,053
      2,500     Matsui Securities Co., Ltd.                                                          87,099
      1,800     NEC Electronics Corp.                                                                87,831
         19     Nippon Building Fund, Inc.                                                          162,057
     18,000     Nippon Yusen Kabushiki Kaisha *                                                      96,965
      2,400     Promise Co. Ltd.                                                                    171,445
     28,000     Shimizu Corp.                                                                       140,451
      2,600     Shin-Etsu Chemical Co. *                                                            106,568
                                                                                            ----------------
                                                                                                  1,481,912
                                                                                            ----------------

                Malaysia - 2.27%
     66,700     Astro All Asia Networks PLC *                                                        94,784
     29,000     Malayan Banking BHD                                                                  90,053
     55,000     Maxis Communications BHD                                                            135,329
                                                                                            ----------------
                                                                                                    320,166
                                                                                            ----------------

                Mexico - 0.84%
      5,000     Desarrolladora Homtex-ADR * (b)                                                     118,250
                                                                                            ----------------

                Netherlands - 1.84%
      4,100     ING Group NV-CVA                                                                    124,053
      5,000     TPG NV *                                                                            135,789
                                                                                            ----------------
                                                                                                    259,842
                                                                                            ----------------

                New Zealand - 2.07%
     47,879     Sky City Entertainment Group                                                        186,052
     24,000     Telecom Corp. of New Zealand *                                                      106,609
                                                                                            ----------------
                                                                                                    292,661
                                                                                            ----------------

                Norway - 1.39%
      2,490     Norsk Hydro A.S. *                                                                  196,102
                                                                                            ----------------

 DEAN INTERNATIONAL FUND
 SCHEDULE OF INVESTMENTS
 December 31, 2004 - (Unaudited) (Continued)

   Shares       COMMON STOCKS - 97.85% - continued                                               Value

                Portugal - 1.11%
     51,564     Electricidade De Portugal SA *                                                    $ 156,297
                                                                                            ----------------

                Singapore - 3.77%
    119,040     Mobileone LTD                                                                       132,720
     26,000     Singapore Airlines Ltd.                                                             181,573
    146,000     Singapore Post Ltd.                                                                  79,601
     48,750     Singapore Press Holdings                                                            137,374
                                                                                            ----------------
                                                                                                    531,268
                                                                                            ----------------

                South Africa - 0.79%
     14,500     MTN Group Limited                                                                   111,958
                                                                                            ----------------

                South Korea - 2.56%
      6,830     KT&G Corp. - 144A GDR  (c)                                                          104,157
      4,320     KT&G Corp.                                                                          129,158
        295     Samsung Electronics Co., Ltd.                                                       128,379
                                                                                            ----------------
                                                                                                     361,694
                                                                                            ----------------


                Spain - 4.70%
      7,565     Abertis Infraestructuras S.A.                                                       166,580
      1,550     Acciona S. A. *                                                                     137,155
      4,900     Altadis S.A. *                                                                      224,453
      5,301     Iberdrola, S.A. *                                                                   134,741
                                                                                            ----------------

                                                                                                    662,929
                                                                                            ----------------


                Switzerland - 5.07%
        627     Nestle S.A.                                                                         164,042
      3,779     Novartis AG                                                                         190,429
      1,016     Roche Holdings AG Genusscheine *                                                    116,959
      2,902     UBS AG                                                                              243,343
                                                                                            ----------------

                                                                                                    714,773
                                                                                            ----------------


                Taiwan - 2.69%
      8,847     China Steel-GDR (c)                                                                 199,942
     18,000     Fubon Financial Holdings-GDR (c)                                                    179,640
                                                                                            ----------------

                                                                                                    379,582
                                                                                            ----------------


                Thailand - 3.38%
     68,000     Advanced Info Service, Plc.                                                         187,284
    440,100     Bank of Ayudhya Public Company *                                                    135,938
     21,700     Siam Cement Co.                                                                     154,162
                                                                                            ----------------

                                                                                                    477,384
                                                                                            ----------------









 DEAN INTERNATIONAL FUND
 SCHEDULE OF INVESTMENTS
 December 31, 2004 - (Unaudited) (Continued)

   Shares       COMMON STOCKS - 97.85% - continued                                               Value

                United Kingdom - 15.26%
     14,200     Admiral Group PLC *                                                          $       87,915
     14,396     BHP Billiton PLC                                                                    168,723
      9,824     BP PLC *                                                                             95,807
          1     Centrica PLC                                                                              4
     11,557     GUS PLC                                                                             208,221
      7,530     Imperial Tobacco Group PLC                                                          206,284
      18,600    National Grid Transco PLC                                                           177,109
      61,959    Shell Transport & Trading                                                           528,120
      12,503    Standard Chartered PLC *                                                            232,466
      21,476    Tesco PLC                                                                           132,653
    116,434     Vodafone Group *                                                                    315,729
                                                                                            ----------------
                                                                                                  2,153,031
                                                                                            ----------------

                TOTAL COMMON STOCKS (Cost $10,673,496)                                        $  13,804,531
                                                                                            ----------------


                WARRANTS - 0.15%

                Canada - 0.15%
     16,821     Oncolytics Biotech, Inc. expiring 2/21/2005 (Cost $0)                         $     21,760
      9,200     Oncolytics Biotech, Inc. expiring 10/7/2005(Cost $210)                                   0
                                                                                            ----------------
                                                                                              $     21,760
                                                                                            ----------------

                MONEY MARKET SECURITIES - 1.30%
    183,725     Dreyfus Cash Management, 2.02% (a)                                            $     183,725
                                                                                            ----------------

                TOTAL MONEY MARKET SECURITIES (Cost $183,725)                                 $     183,725
                                                                                            ----------------

                 TOTAL INVESTMENTS (Cost $10,857,431) - 99.30%                                $  14,010,016
                                                                                            ----------------

                 Cash and other assets less liabilities - 0.70%                                      98,548
                                                                                            ----------------

                 TOTAL NET ASSETS - 100.00%                                                   $  14,108,564
                                                                                            ================

  *   Non-income producing securities.
 (a)  Variable rate security; the coupon rate shown represents the effective rate at December 31, 2004.
 (b)  American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
 (c)  Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

 DEAN INTERNATIONAL FUND
 SCHEDULE OF INVESTMENTS
 December 31, 2004 - (Unaudited) (Continued)
 DIVERSIFICATION OF ASSETS:
                                                                                             Percentage of
                                                                                              Net Assets
 Banking                                                                                             14.99%
 Building Materials                                                                                   6.37%
 Chemicals                                                                                            2.94%
 Communications                                                                                       7.17%
 Electronics                                                                                          2.90%
 Financial Services                                                                                   4.35%
 Food & Beverages                                                                                     2.10%
 Insurance                                                                                            2.27%
 Media                                                                                                1.65%
 Mining and Metals                                                                                    1.20%
 Oil & Natural Gas                                                                                   10.11%
 Personal Care                                                                                        1.82%
 Pharmaceutical                                                                                       5.47%
 Real Estate Investment Trust                                                                         4.80%
 Retail                                                                                               1.48%
 Iron & Steel                                                                                         4.23%
 Tobacco Products                                                                                     6.16%
 Transportation                                                                                       6.96%
 Utilities                                                                                           10.40%
 Other                                                                                                1.93%
                                                                                            ----------------
 Total                                                                                               99.30%
 Other assets less liabilities                                                                        0.70%
                                                                                            ----------------
 Grand Total                                                                                        100.00%
                                                                                            ----------------


 Income Tax Information
 At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $10,857,431.
 Net unrealized appreciation aggregated $3,152,585, of which $3,185,710 related to appreciated investment securities and $33,125 related to depreciated investment securities.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Investment Company
Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Dean Family of Funds

By __/s/ Stephen M. Miller__________________________
     Stephen M. Miller, President
     (Principal executive officer)

Date: March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/ Stephen Miller__________________________
     Stephen M. Miller, President
     (Principal executive officer)

Date: March 1, 2005

By _____/s/ Debra E. Rindler___________________________
     Debra E. Rindler, Secretary and Treasurer
      (Principal financial officer)

Date: March 1, 2005